Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivables and unbilled revenue are as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$519,709	$535,088
Unbilled services (unbilled revenue)	440,379	422,769
Accounts receivable and unbilled revenue	960,088	957,857
Allowance for credit losses	(9,073)	—
Allowance for doubtful debts	—	(7,380)

Accounts receivable and unbilled revenue, net	$951,015	$950,477

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$440,379	$422,769	$17,610	4.2%
Unearned revenue (payments on account)	(450,906)	(366,988)	(83,918)	22.9%

Net balance	$(10,527)	$55,781	$(66,308)	(118.9)%